Stock Options Awards and Grants (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Market stock price	$ 0.3958
Exercise price	$ 0.03	$ 1.83	$ 0.01
Unrecognized compensation expense	$ 56,745	$ 110,366
Common Stock [Member]
Exercise price	$ 2.00
Common Stock One [Member]
Exercise price	1.50
Common Stock Two [Member]
Exercise price	$ 1.00